Revenue and Cost of Revenue - Schedule of Revenue and Cost of Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue and Cost of Revenue [Line Items][
Total revenue		$ 49,358	$ 53,205	$ 63,463
Total percentage of revenue		100.00%	100.00%	100.00%
Total cost of revenue		$ 56,475	$ 49,289	$ 59,020
Total percentage of cost of revenue		100.00%	100.00%	100.00%
Total gross profit		$ (7,117)	$ 3,916	$ 4,443
Total percentage of gross profit		(14.40%)	7.40%	7.00%
Infrastructure and Public Facilities [Member] | Public Sector [Member]
Schedule of Revenue and Cost of Revenue [Line Items][
Total revenue	[1]	$ 28,312	$ 6,197	$ 21,164
Total percentage of revenue	[1]	57.40%	11.60%	33.30%
Total cost of revenue		$ 25,695	$ 5,428	$ 19,360
Total percentage of cost of revenue		45.50%	11.00%	32.80%
Total gross profit		$ 2,617	$ 769	$ 1,804
Total percentage of gross profit		9.20%	12.40%	8.50%
Residential [Member] | Public Sector [Member]
Schedule of Revenue and Cost of Revenue [Line Items][
Total revenue	[1]	$ 20,464	$ 39,686	$ 32,234
Total percentage of revenue	[1]	41.50%	74.60%	50.80%
Total cost of revenue		$ 27,903	$ 35,398	$ 30,399
Total percentage of cost of revenue		49.40%	71.80%	51.50%
Total gross profit		$ (7,439)	$ 4,288	$ 1,835
Total percentage of gross profit		(36.40%)	10.80%	5.70%
Residential [Member] | Private Sector [Member]
Schedule of Revenue and Cost of Revenue [Line Items][
Total revenue			$ 5,089	$ 6,020
Total percentage of revenue		0.00%	9.60%	9.50%
Total cost of revenue		$ 2,213	$ 5,423	$ 5,560
Total percentage of cost of revenue		3.90%	11.00%	9.40%
Total gross profit		$ (2,213)	$ (334)	$ 460
Total percentage of gross profit		(100.00%)	(6.60%)	7.60%
Sub-total [Member] | Public Sector [Member]
Schedule of Revenue and Cost of Revenue [Line Items][
Total revenue	[1]	$ 48,776	$ 45,883	$ 53,398
Total percentage of revenue	[1]	98.80%	86.20%	84.10%
Total cost of revenue		$ 53,598	$ 40,826	$ 49,759
Total percentage of cost of revenue		94.90%	82.80%	84.30%
Total gross profit		$ (4,822)	$ 5,057	$ 3,639
Total percentage of gross profit		(9.90%)	11.00%	6.80%
Sub-total [Member] | Private Sector [Member]
Schedule of Revenue and Cost of Revenue [Line Items][
Total revenue		$ 582	$ 7,322	$ 10,065
Total percentage of revenue		1.20%	13.80%	15.90%
Total cost of revenue		$ 2,877	$ 8,463	$ 9,261
Total percentage of cost of revenue		5.10%	17.20%	15.70%
Total gross profit	[2]	$ (2,295)	$ (1,141)	$ 804
Total percentage of gross profit	[2]	(394.30%)	(15.60%)	8.00%
Commercial/Industrial [Member] | Private Sector [Member]
Schedule of Revenue and Cost of Revenue [Line Items][
Total revenue	[2]	$ 582	$ 2,233	$ 4,045
Total percentage of revenue	[2]	1.20%	4.20%	6.40%
Total cost of revenue		$ 664	$ 3,040	$ 3,701
Total percentage of cost of revenue		1.20%	6.20%	6.30%
Total gross profit		$ (82)	$ (807)	$ 344
Total percentage of gross profit		(14.10%)	(36.10%)	8.50%

[1]	Revenue from the provision of construction services is recognized over time, using an input method to measure progress towards complete satisfaction of the service, because the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The input method recognizes revenue based on the proportion of the actual costs incurred relative to the estimated total costs for the satisfaction of the construction services. A certain percentage of payments is retained by customers until the end of the retention period, as the Group’s entitlement to the final payment is conditional on the satisfaction of the service quality by the customers over a certain period, as stipulated in the contracts.
[2]	Gross profit for the public sector and private sector was negative US$4.82 million and negative US$2.29 million, respectively, for the year ended March 31, 2026 compared to US$5.06 million and negative US$1.14 million respectively, negative gross profit was primarily due to cost overruns and final account adjustments on certain legacy projects. These contracts have been substantially completed, and no provision for future contract losses is required as of March 31, 2026.